Taxes (Details 3) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Income Tax Disclosure [Abstract]
VAT taxes payable	$ 494,807	$ 654,885
Income taxes payable	1,024,337	1,129,433
Other taxes payable	63,094	79,279
Totals	$ 1,582,238	$ 1,863,597